Schedule of Cash Flow, Supplemental Disclosures (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 1	$ 5,747
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 2	14,540
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 3	10,216
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 4	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 5	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 6	$ 0